Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $44,215 and $44,132, respectively)	$ 47,781	$ 44,924
Equity securities available-for-sale, at estimated fair value (cost: $295 and $427, respectively)	252	405
Other securities, at estimated fair value	3,665	2,247
Mortgage loans (net of valuation allowances of $61 and $87, respectively; includes $3,138 and $6,840, respectively, at estimated fair value, relating to variable interest entities)	9,800	12,730
Policy loans	1,203	1,190
Real estate and real estate joint ventures	503	501
Other limited partnership interests	1,696	1,538
Short-term investments, principally at estimated fair value	2,578	1,235
Other invested assets, principally at estimated fair value	3,354	1,707
Total investments	70,832	66,477
Cash and cash equivalents, principally at estimated fair value	745	1,928
Accrued investment income (includes $14 and $31, respectively, relating to variable interest entities)	568	559
Premiums, reinsurance and other receivables	20,223	17,008
Deferred policy acquisition costs and value of business acquired	4,188	4,391
Current income tax recoverable	140	38
Deferred income tax assets	(935)	601
Goodwill	953	953
Other assets	856	839
Separate account assets	72,559	61,619
Total assets	171,064	154,413
Liabilities
Future policy benefits	25,483	23,198
Policyholder account balances	42,075	39,291
Other policy-related balances	2,989	2,652
Payables for collateral under securities loaned and other transactions	8,079	8,103
Long-term debt (includes $3,065 and $6,773, respectively, at estimated fair value, relating to variable interest entities)	3,857	7,568
Deferred income tax liability	935	(601)
Other liabilities (includes $14 and $31, respectively, relating to variable interest entities)	5,384	4,503
Separate account liabilities	72,559	61,619
Total liabilities	161,361	146,934
Contingencies, Commitments and Guarantees (Note 11)	0	0
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and outstanding at December 31, 2011 and 2010	86	86
Additional paid-in capital	6,673	6,719
Retained earnings	1,173	457
Accumulated other comprehensive income (loss)	1,771	217
Total stockholders' equity	9,703	7,479
Total liabilities and stockholders' equity	$ 171,064	$ 154,413